Offerings - Offering: 1	Oct. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Variable Denomination Floating Rate Demand Notes
Amount Registered | shares	6,000,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 6,000,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 522,000.00
Offering Note	(1) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, at the statutory rate of $87.00 per $1,000,000 of securities registered and relates to the Registration Statement on Form S-3 (No. 333-282945) filed by General Motors Financial Company, Inc. on November 1, 2024.